DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 22, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Common Stock, Par Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Exchange ratio		2.644
Operating losses, including net losses		$ (719,380)	$ (277,357)
Accumulated deficit		$ (1,356,893)	$ (637,513)
Cash Acquired from Acquisition	$ 4,400,300
Share exchange agreement with Atieva Cayman's
Common Stock, Par Value Per Share | $ / shares		$ 0.0001
Exchange ratio		1
Percentage of distribution of wholly owned subsidiaries		100.00%